Transactions with Related Parties, Central Shipping Inc (Details) - Related Party [Member] - CSI [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Transactions with Related Parties [Abstract]
Fees and expenses	$ 2,845	$ 2,466
Current and Non-Current Portions of Long-term Debt [Member]
Transactions with Related Parties [Abstract]
Financing fees	692	0
Capitalized in Assets Held for Sale to Related Party-Vessel Construction Contracts, Net [Member]
Transactions with Related Parties [Abstract]
Newbuilding vessels monitoring fee	1,017	713
Management Fees - Related Parties [Member]
Transactions with Related Parties [Abstract]
Management fees	623	1,024
Accounting and reporting cost	180	180
Vessel Operating Expenses [Member]
Transactions with Related Parties [Abstract]
Superintendent fees	3	0
Voyage Expenses [Member]
Transactions with Related Parties [Abstract]
Commission on charter hire revenue	$ 330	$ 549